UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Needham Management Partners, L.P.

Address:  445 Park Avenue
          New York, NY 10022

13F File Number: 28-10110

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Glen W. Albanese
Title:  Managing Director
Phone:  (212) 371-8300


Signature, Place and Date of Signing:

/s/ Glen W. Albanese            New York, New York          November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

*The purpose of this Form 13F is to indicate that Needham Management Partners, L.P. is no longer required to file Form 13F by virtue of having assigned investment management discretion to its affiliate, Needham Investment Management L.L.C. ("NIM"). Accordingly, NIM will file a Form 13F with respect to the quarter ending September 30, 2005 and will continue to file Form 13F for so long as may be required under applicable laws and rules.


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